Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 96
2016	50
2017	$ 22